NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED AUGUST 10, 2018

TO THE PROSPECTUS DATED DECEMBER 29, 2017

Effective September 4, 2018, Nathan S. Shetty will be added as a portfolio manager for Nuveen Strategy Aggressive Growth Allocation Fund, Nuveen Strategy Growth Allocation Fund, Nuveen Strategy Balanced Allocation Fund and Nuveen Strategy Conservative Allocation Fund (the “Funds”). Derek B. Bloom will continue to serve as a portfolio manager for the Funds.

Nathan Shetty, CFA, joined Nuveen as a Senior Portfolio Manager in May 2018 and will join Nuveen Asset Management, LLC as a Managing Director on August 31, 2018. Prior to joining Nuveen, Mr. Shetty held multiple roles in UBS Global Asset Management’s Investment Solutions group from 2014 to 2018. Most recently, he served as the co-head of Portfolio Management, where he was responsible for the global oversight of a team of 30 portfolio managers and $110 billion in multi-asset portfolios and solutions mandates.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FAAP-0818P

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED AUGUST 10, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 2017

Effective September 4, 2018, Nathan S. Shetty will be added as a portfolio manager for Nuveen Strategy Aggressive Growth Allocation Fund, Nuveen Strategy Growth Allocation Fund, Nuveen Strategy Balanced Allocation Fund and Nuveen Strategy Conservative Allocation Fund (the “Funds”). Derek B. Bloom will continue to serve as a portfolio manager for the Funds.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FAASAI-0818P